EARNINGS (LOSS) PER SHARE (Details) $ / shares in Units, shares in Thousands, $ in Millions		12 Months Ended
	Feb. 23, 2022 $ / shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 $ / shares
Earnings per share
Basic net earnings (loss) attributable to common shareholders | $		$ 31.9		$ (29.9)
Basic weighted average shares outstanding		1,280,531		1,259,059
Weighted average shares dilution adjustments:
Stock options		3,825
Restricted share units		3,416
Restricted performance share units		5,039
Diluted weighted average shares outstanding		1,292,811		1,259,059
Weighted average shares dilution adjustments - exclusions:
Weighted average share price | $ / shares	$ 7.01
Discontinued operations
Earnings per share
Basic net earnings (loss) attributable to common shareholders | $		$ (637.1)		$ 251.1
Diluted net earnings (loss) attributable to common shareholders | $		$ (637.1)		$ 251.1
Basic weighted average shares outstanding		1,280,531		1,259,059
Weighted average shares dilution adjustments:
Stock options				1,942
Restricted share units				3,203
Restricted performance share units				4,942
Diluted weighted average shares outstanding		1,280,531		1,269,146
Aggregate continuing and discontinued operations
Earnings per share
Basic net earnings (loss) attributable to common shareholders | $		$ (605.2)		$ 221.2
Diluted net earnings (loss) attributable to common shareholders | $		$ (605.2)		$ 221.2
Stock options
Weighted average shares dilution adjustments - exclusions:
Weighted average shares dilution adjustments - exclusions				1,714
Weighted average share price | (per share)		$ 4.41	$ 6.89	$ 6.56	$ 8.56
Stock options | Discontinued operations
Weighted average shares dilution adjustments - exclusions:
Weighted average shares dilution adjustments - exclusions		3,102
Weighted average share price | $ / shares		$ 4.41		$ 6.56
RSUs
Weighted average shares dilution adjustments - exclusions:
Weighted average shares dilution adjustments - exclusions				2,824
RSUs | Discontinued operations
Weighted average shares dilution adjustments - exclusions:
Weighted average shares dilution adjustments - exclusions		1,911
RPSUs
Weighted average shares dilution adjustments - exclusions:
Weighted average shares dilution adjustments - exclusions				4,558
RPSUs | Discontinued operations
Weighted average shares dilution adjustments - exclusions:
Weighted average shares dilution adjustments - exclusions		3,172